Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities
Net loss	$ (10,191,058)	$ (59,132,923)	$ (9,388,548)
Net loss from discontinued operations		(3,358,417)	(4,615,350)
Net loss from continuing operations	(10,191,058)	(55,774,506)	(4,773,198)
Adjustments for:
Stock-based compensation		12,355,200	1,720,800
Impairment and expected credit loss	8,685,734	42,041,954	1,044,226
Depreciation & Amortization	60,322
Unrealized loss on contract asset for cryptocurrency to be received	66,300
Imputed interest expense			137,701
Adjustments, total	8,812,356	54,397,154	2,902,727
Changes in operating assets and liabilities:
Increase Accounts Receivable-Trade	(590,771)	(286,956)
Decrease (Increase) Other Receivable	487,980	(49,520,747)	(1,275,000)
Increase Advances to Suppliers	(17,842)	(140,493)
Increase Prepaid expenses	(16,754)
Increase Accounts Payable-Trade	604,402	189,414
(Decrease) Increase Contract liability	(27,026)	27,396
(Decrease) Increase Accruals and other payables	(30,611)	400,254	1,363,028
(Decrease) Increase Taxes Payable	(6,392)	7,340
Increase Other Receivable-Related Party		(109,382)	(455,488)
Increase Operating lease liabilities	(36,148)
Decrease (Increase) Loans Receivable		399,998	(400,000)
Net cash operating activities of continued operations	(1,011,864)	(50,410,528)	(2,637,931)
Net cash operating activities of discontinued operations		(209,969)	(2,837,981)
Cash Used in Operating Activities	(1,011,864)	(50,620,497)	(5,475,912)
Cash flows from investing activities:
Acquisition of fixed assets	(66,491)
Net cash (used)/sourced in investing activities of discontinued operations		(89,499)	1,280,541
Cash (used)/sourced in Investing Activities	(66,491)	(89,499)	1,280,541
Cash flows from financing activities
Proceeds from share issuance, net of issuance costs	4,924,300	50,359,998	3,568,598
Payments for the costs associated with the issuance of shares for digital assets	(25,000)
(Repayment to) Proceeds from related party payable	(199,086)	207,398	(1,300,000)
Net cash from financing activities of continued operations	4,700,214	50,567,396	2,268,598
Net cash from financing activities of discontinued operations		607,210	920,724
Cash Sourced in Financing Activities	4,700,214	51,174,606	3,189,322
Net Increase/(Decrease) in Cash, Cash Equivalents, Restricted Cash	3,621,859	464,610	(1,006,049)
Effect of exchange rates on cash	3,989	(599,955)	(175,879)
Cash, cash equivalents at beginning of the year	943,435	1,184,344	2,370,632
Less: cash and cash equivalents of discontinued operations		105,564	523,324
Cash and cash equivalent at end of the year	4,569,283	943,435	665,380
Reconciliation of Cash, Cash Equivalents & Restricted Cash to Statements of Cash Flows
Cash & cash equivalents	4,569,283	943,435	665,380
Total cash, cash equivalents, and restricted cash	4,569,283	943,435	665,380
Non-cash financing and investing activities:
Debt converted to common stock			$ 2,717,326